Liquidity	12 Months Ended
Dec. 31, 2014
Liquidity [Abstract]
LIQUIDITY
3.	LIQUIDITY

On March 6, 2014, the Company received a substantial cash infusion from the proceeds of litigation (See note 17 below) and recently concluded a private placement offering with gross proceeds of $8,855,000 (See note 11 below) providing the Company with sufficient capital resources to meet its projected cash flow requirements in conducting its operations for at least the next twelve month period commencing on December 31, 2014. However there can be no assurance that additional and unforeseen non-recurring expenses will not arise during the next twelve month period or that the Company will be successful in completing its business development plan.